Derivative financial instruments and hedging activities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Derivative financial instruments and hedging activities

Note 9 Derivative financial instruments and hedging activities
Derivative instruments are categorized as either financial or non-financial
derivatives. Financial derivatives are financial contracts whose value is derived from an underlying interest rate, foreign exchange rate, credit risk, and equity or equity index.
Non-financial
derivatives are contracts whose value is derived from a precious metal, commodity instrument or index. The notional amount of derivatives represents the contract amount used as a reference point to calculate payments.
Financial derivatives
Forwards and futures
Forward contracts are
non-standardized
agreements that are transacted between counterparties in the OTC market, whereas futures are standardized contracts with respect to amounts and settlement dates, and are traded on regular futures exchanges. Examples of forwards and futures are described below.
Interest rate forwards (forward rate agreements) and futures are contractual obligations to buy or sell an interest-rate sensitive financial instrument on a predetermined future date at a specified price.
Foreign exchange forwards and futures are contractual obligations to exchange one currency for another at a specified price for settlement at a predetermined future date.
Equity forwards and futures are contractual obligations to buy or sell at a fixed value (the specified price) of an equity index, a basket of stocks or a single stock at a predetermined future date.
Swaps
Swaps are OTC contracts in which two counterparties exchange a series of cash flows based on agreed upon rates applied to a notional amount. Examples of swap agreements are described below.
Interest rate swaps are agreements where two counterparties exchange a series of payments based on different interest rates applied to a notional amount in a single currency. Certain interest rate swaps are transacted and settled through clearing houses which act as central counterparties. Cross currency swaps involve the exchange of fixed payments in one currency for the receipt of fixed payments in another currency. Cross currency interest rate swaps involve the exchange of both interest and notional amounts in two different currencies.
Equity swaps are contracts in which one counterparty agrees to pay or receive from the other cash flows based on changes in the value of an equity index, a basket of stocks or a single stock.
Options
Options are contractual agreements under which the seller (writer) grants the purchaser the right, but not the obligation, either to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument or commodity at a specified price, at or by a predetermined future date. The seller (writer) of an option can also settle the contract by paying the cash settlement value of the purchaser’s right. The seller (writer) receives a premium from the purchaser for this right. The various option agreements that we enter into include but are not limited to interest rate options, foreign currency options, equity options and index options.

Credit derivatives
Credit derivatives are OTC contracts that transfer credit risk related to an underlying financial instrument (referenced asset) from one counterparty to another. Certain credit default swaps are transacted and settled through clearing houses which act as central counterparties. Credit derivatives include credit default swaps, credit default baskets and total return swaps with debt securities as the underlying asset(s).
Credit default swaps provide protection against the decline in the value of the referenced asset as a result of specified credit events such as default or bankruptcy. They are similar in structure to an option, whereby the purchaser pays a premium to the seller of the credit default swap in return for payment contingent on a credit event affecting the referenced asset.
Credit default baskets are similar to credit default swaps except that the underlying referenced financial instrument is a group of assets instead of a single asset.
Total return swaps are contracts where one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a referenced asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.
Other derivative products
Other derivative products include stable value derivatives.
Non-financial derivatives
Other contracts also include non-financial derivative products such as precious metal and commodity derivative contracts in both the OTC and exchange markets.
Derivatives issued for trading purposes
Most of our derivative transactions relate to client-driven sales and trading activities, and associated market risk hedging. Sales activities include the structuring and marketing of derivative products to clients, enabling them to modify or reduce risks. Trading involves market-making, positioning and arbitrage activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenue based on spread and volume. Positioning involves the active management of derivative transactions with the expectation of profiting from favourable movements in prices, rates, or indices. Arbitrage activities involve identifying and profiting from price differentials between markets and product types.
Derivatives issued for other-than-trading purposes
We also use derivatives for purposes other than trading, primarily for hedging, in conjunction with the management of interest rate, credit, equity and foreign exchange risk related to our funding, lending, investment activities and asset/liability management.
Interest rate swaps are used to manage our exposure to interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. Purchased options are used to hedge redeemable deposits and other options embedded in consumer products. We manage our exposure to foreign currency risk with cross currency swaps and foreign exchange forward contracts. We predominantly use credit derivatives to manage our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.
Certain derivatives and cash instruments are specifically designated and qualify for hedge accounting. We also enter into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered economically feasible to implement.

Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2025
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,920,284	$1,292,557	$11,515	$3,224,356	$3,224,356	$–
Swaps	7,198,664	9,391,086	6,401,414	22,991,164	21,509,530	1,481,634
Options purchased	553,914	431,667	189,250	1,174,831	1,174,715	116
Options written	493,070	445,756	207,892	1,146,718	1,146,491	227
Foreign exchange contracts
Forward contracts	3,184,117	151,308	9,319	3,344,744	3,192,939	151,805
Cross currency swaps	22,869	121,493	101,765	246,127	238,380	7,747
Cross currency interest rate swaps	1,575,261	2,557,260	1,395,392	5,527,913	5,452,212	75,701
Options purchased	656,329	118,521	1,734	776,584	776,175	409
Options written	667,756	107,799	1,163	776,718	776,716	2
Credit derivatives (2)	11,069	267,007	145,178	423,254	422,213	1,041
Other contracts (3)	572,876	213,935	26,947	813,758	796,157	17,601
Exchange-traded contracts
Interest rate contracts
Futures – long positions	263,750	155,590	2,614	421,954	421,954	–
Futures – short positions	660,032	159,865	2,739	822,636	822,333	303
Options purchased	47,629	5,684	–	53,313	53,313	–
Options written	65,477	10,429	–	75,906	75,906	–
Foreign exchange contracts
Futures – long positions	15	–	–	15	15	–
Other contracts	714,199	190,536	28,799	933,534	933,534	–
	$18,607,311	$15,620,493	$8,525,721	$42,753,525	$41,016,939	$1,736,586

	As at October 31, 2024
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,097,367	$672,436	$7,017	$1,776,820	$1,776,820	$–
Swaps	6,181,369	8,714,891	5,597,447	20,493,707	19,291,405	1,202,302
Options purchased	206,649	407,730	155,843	770,222	770,181	41
Options written	217,379	384,448	179,408	781,235	781,113	122
Foreign exchange contracts
Forward contracts	2,939,019	136,442	7,465	3,082,926	2,966,914	116,012
Cross currency swaps	23,204	108,912	75,843	207,959	199,481	8,478
Cross currency interest rate swaps	1,298,173	2,544,878	1,380,858	5,223,909	5,168,677	55,232
Options purchased	475,980	75,804	2,015	553,799	553,799	–
Options written	488,878	66,828	983	556,689	556,689	–
Credit derivatives (2)	4,055	135,505	118,732	258,292	257,333	959
Other contracts (3)	389,424	149,475	10,122	549,021	538,604	10,417
Exchange-traded contracts
Interest rate contracts
Futures – long positions	93,985	45,015	56	139,056	139,056	–
Futures – short positions	114,425	64,759	301	179,485	179,244	241
Options purchased	7,075	991	–	8,066	8,066	–
Options written	2,262	14	–	2,276	2,276	–
Foreign exchange contracts
Futures – long positions	1	–	–	1	1	–
Other contracts	367,023	68,132	2,574	437,729	437,729	–
	$13,906,268	$13,576,260	$7,538,664	$35,021,192	$33,627,388	$1,393,804

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)
Credit derivatives with a notional value of $
1
billion (October 31, 2024 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $
218
 billion (October 31, 2024 – $135 billion) and protection sold of $
204
billion (October 31, 2024 – $122 billion).

(3)	Other contracts exclude loan underwriting commitments of $ 8 billion (October 31, 2024 – $3 billion), which are not classified as derivatives under CAR guidelines.

Fair value of derivative instruments
(1)

	As at
	October 31, 2025		October 31, 2024

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$112	$153	$147	$68
Swaps	20,887	15,644	21,155	16,482
Options purchased	4,872	–	5,556	–
Options written	–	5,330	–	6,049
	25,871	21,127	26,858	22,599
Foreign exchange contracts
Forward contracts	27,599	22,562	26,339	23,758
Cross currency swaps	9,202	5,545	7,316	4,912
Cross currency interest rate swaps	55,475	61,017	60,105	59,733
Options purchased	3,382	–	2,407	–
Options written	–	2,577	–	1,800
	95,658	91,701	96,167	90,203
Credit derivatives	349	258	270	216
Other contracts	52,988	69,249	26,325	46,420
	174,866	182,335	149,620	159,438
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	293	453	1,215	3,100
	293	453	1,215	3,100
Foreign exchange contracts
Forward contracts	2,311	1,929	1,235	682
Cross currency swaps	482	73	207	46
Cross currency interest rate swaps	2,255	1,388	874	2,287
	5,048	3,390	2,316	3,015
Credit derivatives	3	4	3	2
Other contracts	143	61	79	77
	5,487	3,908	3,613	6,194
Total gross fair values before:	180,353	186,243	153,233	165,632
Valuation adjustments determined on a pooled basis	(1,080)	(223)	(1,053)	(301)
Impact of netting agreements that qualify for balance sheet offset	(2,067)	(2,067)	(1,568)	(1,568)
	$177,206	$183,953	$150,612	$163,763

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$73,626	56,086	47,494	$177,206	$54,660	48,765	47,187	$150,612
Derivative liabilities	79,691	57,630	46,632	183,953	67,886	51,170	44,707	163,763

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
Derivative-related credit risk
Credit risk from derivative transactions is generated by the potential for the counterparty to default on its contractual obligations when one or more transactions have a positive market value to us. Therefore, derivative-related credit risk is represented by the positive fair value of the financial instrument and is normally a small fraction of the contract’s notional amount.
We subject our derivative transactions to the same credit approval, limit and monitoring standards that we use for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolio. Credit utilization for all products is compared with established limits on a continual basis and is subject to a standard exception reporting process. We use a single internal rating system for all credit risk exposure, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

Offsetting is a technique that can reduce credit exposure from derivatives and is generally facilitated through the use of master netting agreements and achieved when specific criteria are met in accordance with our accounting policy in Note 2. A master netting agreement provides for a single net settlement of all financial instruments covered by the agreement in the event of default. However, credit risk is reduced only to the extent that our financial obligations to the same counterparty can be set off against obligations of the counterparty to us. We maximize the use of master netting agreements to reduce derivative-related credit exposure. Our overall exposure to credit risk that is reduced through master netting agreements may change substantially following the reporting date as the exposure is affected by each transaction subject to the agreement as well as by changes in underlying market factors. Measurement of our credit exposure arising out of derivative transactions is reduced to reflect the effects of netting in cases where the enforceability of that netting is supported by appropriate legal analysis as documented in our trading credit risk policies.
The use of collateral is another significant credit mitigation technique for managing derivative-related counterparty credit risk. Mark-to-market provisions in our agreements with some counterparties, typically in the form of a Credit Support Annex, provide us with the right to request that the counterparty collateralize the current market value of its derivatives positions when the value exceeds a specified threshold amount.
Replacement cost and credit equivalent amounts are determined using SA-CCR in accordance with the OSFI CAR guidelines. The replacement cost represents the total fair value of all outstanding contracts in a gain position after factoring in the master netting agreements and applicable margins. The credit equivalent amount is defined as the replacement cost plus an additional amount for potential future credit exposure, scaled by a regulatory factor. The risk-weighted equivalent is determined by applying appropriate risk weights to the credit equivalent amount, including those risk weights reflective of model approval under the internal ratings-based approach.
Derivative-related credit risk
(1)

	As at
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$43	$700	$136	$8	$231	$43
Swaps	7,674	20,723	3,045	6,926	17,760	2,747
Options purchased	90	752	147	317	859	135
Options written	62	474	137	49	398	104
Foreign exchange contracts
Forward contracts	7,412	35,560	6,425	8,077	33,908	6,693
Swaps	3,432	21,172	2,730	3,915	21,709	2,703
Options purchased	871	2,614	665	877	2,315	587
Options written	136	611	128	117	476	98
Credit derivatives	838	2,614	132	608	2,336	191
Other contracts	1,446	24,385	4,915	1,773	20,981	4,756
Exchange-traded contracts	12,034	24,367	508	10,084	19,023	380
	$34,038	$133,972	$18,968	$32,751	$119,996	$18,437

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $20 billion (October 31, 2024 – $18 billion).
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2025
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$28,649	$85,952	$28,251	$37,501	$180,353	$75,797	$44,072	$60,484	$180,353
Impact of master netting agreements and applicable margins	15,681	76,267	21,738	32,629	146,315	74,434	43,386	28,495	146,315
Replacement cost (after netting agreements)	$12,968	$9,685	$6,513	$4,872	$34,038	$1,363	$686	$31,989	$34,038

	As at October 31, 2024
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$31,561	$77,933	$25,206	$18,533	$153,233	$75,119	$24,655	$53,459	$153,233
Impact of master netting agreements and applicable margins	18,644	67,995	19,046	14,797	120,482	73,763	24,289	22,430	120,482
Replacement cost (after netting agreements)	$12,917	$9,938	$6,160	$3,736	$32,751	$1,356	$366	$31,029	$32,751

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.

Derivatives in hedging relationships
We apply hedge accounting to minimize volatility in earnings and capital caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item. Refer to Note 2 for our policies on hedge accounting including presentation of hedge effectiveness and ineffectiveness amounts.
We assess and measure the effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. When cash instruments are designated as hedges of foreign exchange risks, only changes in their value due to foreign exchange risk are included in the assessment and measurement of hedge effectiveness. Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
•	Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset and frequency of payment.
•	Difference in the discounting factors between the hedged item and the hedging instrument, taking into consideration the different reset frequency of the hedged item and hedging instrument.
•	Hedging derivatives with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.
Below is a description of our risk management strategy for each risk exposure that we decide to hedge:
Interest rate risk
We use interest rate contracts to manage our exposure to interest rate risk by modifying the repricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The swaps are designated in either a fair value hedge or a cash flow hedge.
For fair value hedges, we use interest rate contracts to manage the fair value movements of our fixed rate instruments due to changes in benchmark interest. The interest rate swaps are entered into on a one-to-one basis to manage the benchmark interest rate risk, and its terms are critically matched to the specified fixed rate instruments.
We also use interest rate swaps in fair value hedges to manage interest rate risk from residential mortgage assets and funding liabilities. Our exposure from this portfolio changes with the origination of new loans, repayments of existing loans and sale of securitized mortgages. Accordingly, we have adopted dynamic hedging for that portfolio, in which the hedge relationship is rebalanced on a more frequent basis, such as on a bi-weekly or on a monthly basis.
For cash flow hedges, we use interest rate contracts to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates. Whilst some of the interest rate swaps are entered into on a one-to-one basis to manage a specific exposure, other interest rate swaps may be entered into for managing interest rate risks of a portfolio of assets and liabilities.
Foreign exchange risk
We manage our exposure to foreign currency risk with cross currency swaps in a cash flow hedge, and foreign exchange forward contracts in a net investment hedge. Certain cash instruments may also be designated in a net investment hedge, where applicable.
For cash flow hedges, we use cross currency swaps and forward contracts to manage the cash flow variability arising from fluctuations in foreign exchange rates on our issued foreign denominated fixed rate liabilities and highly probable forecasted transactions. The maturity profile and repayment terms of these swaps are matched to those of our foreign denominated exposures to limit our cash flow volatility from changes in foreign exchange rates.
For net investment hedges, we use a combination of foreign exchange forwards and cash instruments, such as foreign denominated deposit liabilities, to manage our foreign exchange risk arising from our investments in foreign operations. Our most significant exposures include USD, GBP and Euro. When hedging net investments in foreign operations using foreign exchange forwards, only the undiscounted spot element of the foreign exchange forward is designated as the hedging instrument. Accordingly, changes in the fair value of the hedging instrument as a result of changes in forward rates and the effects of discounting are not included in the hedging effectiveness assessment. Foreign operations are only hedged to the extent of the principal of the foreign denominated deposit liabilities or notional amount of the derivative; we generally do not expect to incur significant ineffectiveness on hedges of net investments in foreign operations.
Equity price risk
We use total return swaps in cash flow hedges to mitigate the cash flow variability of the expected payment associated with our cash settled share-based compensation plan for certain key employees by exchanging interest payments for indexed RBC share price change and dividend returns.
Credit risk
We predominantly use credit derivatives to economically hedge our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.

Derivative instruments designated in hedging relationships
(1)
The following table presents the fair values of the derivative instruments and the principal amounts of the non-derivative liabilities, categorized by their hedging relationships, as well as derivatives that are not designated in hedging relationships.

	As at
	October 31, 2025				October 31, 2024
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$22	$538	$21	$176,625	$18	$298	$4	$150,292
Liabilities
Derivative instruments	5	73	120	183,755	59	27	433	163,244
Non-derivative instruments	–	–	45,106	n.a.	–	–	37,833	n.a.

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable
The following tables provide the remaining term to maturity analysis of the notional amounts and the weighted average rates of the hedging instruments and their carrying amounts by types of hedging relationships:
Fair value hedges

	As at October 31, 2025
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$30,131	$112,640	$52,846	$195,617	$17	$5
Hedge of fixed rate liabilities	31,934	67,365	13,277	112,576	5	–
Weighted average fixed interest rate
Hedge of fixed rate assets	2.9%	3.4%	3.6%	3.4%
Hedge of fixed rate liabilities	2.3%	3.3%	2.9%	3.0%

	As at October 31, 2024
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$11,396	$68,563	$38,343	$118,302	$10	$55
Hedge of fixed rate liabilities	32,496	71,668	17,267	121,431	8	4
Weighted average fixed interest rate
Hedge of fixed rate assets	3.8%	3.8%	3.5%	3.7%
Hedge of fixed rate liabilities	2.9%	2.8%	3.1%	2.8%

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Cash flow hedges

	As at October 31, 2025
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$95,516	$136,952	$9,274	$241,742	$–	$–
Hedge of variable rate liabilities	47,782	73,620	31,296	152,698	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	3.1%	3.2%	3.4%	3.2%
Hedge of variable rate liabilities	4.0%	3.1%	2.9%	3.3%
Foreign exchange risk
Cross currency swaps
Hedge of fixed rate assets	$183	$1,000	$–	$1,183	$–	$73
Hedge of fixed rate liabilities	1,212	3,233	–	4,445	482	–
Weighted average CAD-EUR exchange rate	1.49	1.41	n.a.	1.43
Weighted average CAD-USD exchange rate	1.34	1.34	n.a.	1.34

	As at October 31, 2024
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$91,698	$133,684	$6,831	$232,213	$–	$–
Hedge of variable rate liabilities	46,390	101,339	33,845	181,574	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	4.1%	3.5%	3.5%	3.7%
Hedge of variable rate liabilities	4.1%	3.6%	2.9%	3.6%
Foreign exchange risk
Cross currency swaps
Hedge of fixed rate assets	$–	$936	$–	$936	$9	$21
Hedge of fixed rate liabilities	–	4,163	–	4,163	198	6
Weighted average CAD-EUR exchange rate	n.a.	1.43	n.a.	1.43
Weighted average CAD-USD exchange rate	n.a.	1.34	n.a.	1.34

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable
Net investment hedges

	As at October 31, 2025
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$12,069	$29,973	$3,290	$45,332	n.a.	$45,106
Weighted average CAD-USD exchange rate	1.31	1.38	1.34	1.36
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	n.a.	1.78	n.a.	1.78
Forward contracts	$11,388	$–	$–	$11,388	$21	$120
Weighted average CAD-USD exchange rate	1.39	n.a.	n.a.	1.39
Weighted average CAD-EUR exchange rate	1.62	n.a.	n.a.	1.62
Weighted average CAD-GBP exchange rate	1.86	n.a.	n.a.	1.86

	As at October 31, 2024
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$4,540	$27,649	$6,505	$38,694	n.a.	$37,833
Weighted average CAD-USD exchange rate	1.33	1.34	1.34	1.34
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	1.71	1.76	n.a.	1.73
Forward contracts	$19,926	$–	$–	$19,926	$4	$433
Weighted average CAD-USD exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-EUR exchange rate	1.50	n.a.	n.a.	1.50
Weighted average CAD-GBP exchange rate	1.79	n.a.	n.a.	1.79

n.a.	not applicable

The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2025
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$192,744	$–	$1,027	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$1,698
Fixed rate liabilities (1)	–	109,255	–	(499)	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	(1,812)

	As at and for the year ended October 31, 2024
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$114,354	$–	$(666)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$2,702
Fixed rate liabilities (1)	–	118,116	–	(2,312)	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	(3,963)

(1)	As at October 31, 2025, the accumulated amount of fair value hedge adjustments remaining on our Consolidated Balance Sheets for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $78 million for fixed rate assets and a gain of $9 million for fixed rate liabilities (October 31, 2024 – loss of $238 million and gain of $118 million, respectively).

Consolidated Financial Statements   Royal Bank of Canada: Annual Report 2025   201

Cash flow and net investment hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2025
		Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)	Consolidated Balance Sheet items:		Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale;	$(1,561)	$2,934	$(481)
	Interest bearing deposits with banks; Assets purchased under reverse
	repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	976	(1,643)	2,520
	Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	56	13	–
Fixed rate liabilities	Deposits – Business and government	(305)	(51)	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	433	(8,514)	(306)

	As at and for the year ended October 31, 2024
		Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)	Consolidated Balance Sheet items:		Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of	$(4,415)	$2,645	$(2,216)
	applicable allowance; Loans – Retail; Loans – Wholesale; Interest bearing deposits with banks;
	Assets purchased under reverse repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	4,437	(1,801)	4,557
	Deposits – Personal;
	Obligations related to assets sold under
	repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	7	13	–
Fixed rate liabilities	Deposits – Business and government	(106)	(52)	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	710	(8,005)	(382)

n.a.	not applicable

Effectiveness of designated hedging relationships

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(1,773)	$(75)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	1,808	(4)	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	1,543	(13)	$1,604	$(344)
Interest rate contracts – variable rate liabilities	(941)	17	(974)	828
Foreign exchange risk
Cross currency swap – fixed rate assets	(56)	–	(50)	(50)
Cross currency swap – fixed rate liabilities	305	–	246	246
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(92)	–	(92)	–
Forward contracts	(341)	–	(341)	–

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(2,761)	$(59)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	3,961	(2)	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	4,416	15	$2,559	$(3,195)
Interest rate contracts – variable rate liabilities	(4,325)	(19)	(2,600)	3,872
Foreign exchange risk
Cross currency swap – fixed rate assets	(6)	–	1	(12)
Cross currency swap – fixed rate liabilities	107	2	70	122
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(455)	–	(455)	–
Forward contracts	(255)	–	(254)	(1)

(1)
Hedge ineffectiveness recognized in income included losses of $105 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2024 – losses of $50 million).

n.a.	not applicable

Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2025		For the year ended October 31, 2024

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$2,267	$7,128	$2,756	$6,612
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	630		(40)
Foreign exchange risk	196		71
Equity price risk	243		413
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	(81)		134
Foreign exchange risk	(196)		(110)
Equity price risk	(245)		(350)
De-designated hedges:
Interest rate risk	(403)		(811)
Hedges of net investment in foreign operations
Foreign exchange denominated debt		(92)		(455)
Forward foreign exchange contracts		(341)		(254)
Foreign currency translation differences for foreign operations		826		1,018
Reclassification of losses (gains) on foreign currency translation to income		(25)		–
Reclassification of losses (gains) on net investment hedging activities to income		–		1
Tax on movements on reserves during the period	(33)	117	204	206
Balance at the end of the year	$2,378	$7,613	$2,267	$7,128